Supplement Dated April 29, 2026,

(for Applications signed (or purchases under the RightTime option) on or after January 18, 2023) to the

Prospectuses dated April 29, 2026, for Schwab Genesis Advisory Variable Annuity contracts

Issued by

Protective Life Insurance Company

PLICO Variable Annuity Account S

This Rate Sheet Prospectus Supplement should be read carefully and retained with the Prospectus dated April 29, 2026, for the Schwab Genesis Advisory Variable Annuity. You may obtain a current Prospectus by visiting www.protective.com/productprospectus or by calling 1-800-456-6330.

This Rate Sheet Prospectus Supplement provides the current SecurePay Fee as described in the “PROTECTED LIFETIME INCOME BENEFIT - SecurePay Fee” section of the Prospectus. It also describes the current Maximum Withdrawal Percentage under the SecurePay Life living benefit rider as described in the “PROTECTED LIFETIME INCOME BENEFIT - Determining the Amount of Your SecurePay Withdrawals” section of the Prospectus. This Supplement must be used in conjunction with an effective Schwab Genesis Advisory variable annuity Prospectus.

The Rate Sheet Prospectus Supplement and rates below are effective until superseded by a subsequent Rate Sheet Prospectus Supplement. For applications signed (or purchases under the RightTime option) on or after January 18, 2023, and that we receive in Good Order, we will apply the rates in this supplement up until 10 calendar days after we issue a new rate sheet supplement.  We must also receive at least the minimum initial Purchase Payment ($5,000) within the ten calendar days. No new Rate Sheet Prospectus Supplement that supersedes a prior Rate Sheet Prospectus Supplement with new rates will become effective unless it is filed at least 10 business days before the effective date of the new Rate Sheet Prospectus Supplement. Any new Rate Sheet Prospectus Supplement will be sent to existing Contract Owners and can be obtained as outlined below.

Before submitting your application for a Schwab Genesis Advisory variable annuity, please obtain a current Rate Sheet Prospectus Supplement. To obtain a current Rate Sheet Prospectus Supplement:

●	Contact your financial advisor

●	Contact us toll-free at 1-800-456-6330

●	Go to www.protective.com/productprospectus

●	Go to www.sec.gov under File No. 333-240102.

SECUREPAY FEE

The current SecurePay Fee applicable to your Contract is as follows:

Purchase of SecurePay Life rider at Contract Purchase (as an annualized percentage of the Benefit Base)	1.10%
Purchase of SecurePay Life rider under RightTime (as an annualized percentage of the Benefit Base)	1.10%

MAXIMUM WITHDRAWAL PERCENTAGE

The Maximum Withdrawal Percentage applicable to your Contract will not change for the life of your Contract.

Age of (Younger) Covered Person on the Benefit Election Date	(One Covered Person) Withdrawal Percentage (as a percentage of the Benefit Base)	(Two Covered Persons) Withdrawal Percentage (as a percentage of the Benefit Base)
At least 59 but less than 61 years old	4.00%	3.50%
At least 61 but less than 62 years old	4.25%	3.75%
At least 62 but less than 63 years old	4.50%	4.00%
At least 63 but less than 64 years old	4.75%	4.25%
At least 64 but less than 65 years old	5.00%	4.50%
At least 65 but less than 66 years old	5.25%	4.75%
At least 66 but less than 67 years old	5.30%	4.80%
At least 67 but less than 68 years old	5.35%	4.85%
At least 68 but less than 69 years old	5.40%	4.90%
At least 69 but less than 70 years old	5.45%	4.95%
At least 70 but less than 71 years old	5.50%	5.00%
At least 71 but less than 72 years old	5.55%	5.05%
At least 72 but less than 73 years old	5.60%	5.10%
At least 73 but less than 74 years old	5.65%	5.15%
At least 74 but less than 75 years old	5.70%	5.20%
At least 75 but less than 76 years old	5.75%	5.25%
At least 76 but less than 77 years old	5.80%	5.30%

Age of (Younger) Covered Person on the Benefit Election Date	(One Covered Person) Withdrawal Percentage (as a percentage of the Benefit Base)	(Two Covered Persons) Withdrawal Percentage (as a percentage of the Benefit Base)
At least 77 but less than 78 years old	5.85%	5.35%
At least 78 but less than 79 years old	5.90%	5.40%
At least 79 but less than 80 years old	5.95%	5.45%
At least 80 but less than 81 years old	6.00%	5.50%
At least 81 but less than 82 years old	6.05%	5.55%
At least 82 but less than 83 years old	6.10%	5.60%
At least 83 but less than 84 years old	6.15%	5.65%
At least 84 but less than 85 years old	6.20%	5.70%
At least 85 but less than 86 years old	6.25%	5.75%
At least 86 but less than 87 years old	6.30%	5.80%
At least 87 but less than 88 years old	6.35%	5.85%
At least 88 but less than 89 years old	6.40%	5.90%
At least 89 but less than 90 years old	6.45%	5.95%
At least 90 but less than 91 years old	6.50%	6.00%
At least 91 but less than 92 years old	6.55%	6.05%
At least 92 but less than 93 years old	6.60%	6.10%
At least 93 but less than 94 years old	6.65%	6.15%
At least 94 but less than 95 years old	6.70%	6.20%
At least 95 or more	6.75%	6.25%

If you have any questions regarding this Rate Sheet Prospectus Supplement, please contact your financial advisor or us toll free at 1-800-456-6330. Please keep this Rate Sheet Prospectus Supplement for future reference.

Updating Summary Prospectus for Existing Investors
April 29, 2026
Schwab Genesis Advisory Variable Annuity™	Protective Life Insurance Company PLICO Variable Annuity Account S P.O. Box 10648 Birmingham, Alabama 35202‑0648 Telephone: 1‑800‑456‑6330 www.protective.com
This Updating Summary Prospectus summarizes key features of the Schwab Genesis Advisory Variable Annuity Contract (the “Contract”). You should read this Updating Summary Prospectus carefully, particularly the section titled Important Information You Should Consider About the Contract. The Contract is designed for investors who desire to accumulate capital on a tax deferred basis for retirement or other long term investment purposes, is not a short-term investment, and is not appropriate for an investor who needs ready access to cash. The Contract is a complex investment and involves risks, including potential loss of principal. Withdrawals could result in taxes and tax penalties.
The prospectus for the Schwab Genesis Advisory Variable Annuity Contract contains more information about the Contract, including its features, benefits, and risks. You can find the Prospectus and other information about the Contract online at www.protective.com/productprospectus. You can also obtain this information at no cost by calling 1-800-456-6330 or by sending an email request to prospectus@protective.com.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
Protective Life Insurance Company’s obligations under the Contract are subject to its financial strength and claims-paying ability.
The SEC has not approved or disapproved these securities or passed upon the adequacy of this Summary Prospectus. Any representation to the contrary is a criminal offense.

APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT	9

SPECIAL TERMS
“We”, “us”, “our”, “Protective Life”, and “Company”  refer to Protective Life Insurance Company. “You”, “your” and “Owner” refer to the person(s) who has been issued a Contract.
Administrative Office Protective Life Insurance Company, P.O. Box 10648, Birmingham, Alabama 35202-0648 (for Written Notice sent by U.S. postal service) or Protective Life Insurance Company, 2801 Highway 280 South, Birmingham, Alabama 35223 (for Written Notice sent by a nationally recognized overnight delivery service).
Advisory Fee Advisory Fees are fees paid to your Financial Intermediary for providing investment advice regarding your Contract and for managing your Contract Value. Advisory Fees may be paid directly by you or, subject to certain restrictions, be paid out of your Contract Value.
Annual Withdrawal Amount or AWA The maximum amount that may be withdrawn from the Contract under the SecurePay Life rider each Contract Year after the Benefit Election Date without reducing the Benefit Base.
Annuity Date The date as of which the Annuity Value is applied to an Annuity Option.
Annuity Option The payout option under which the Company makes annuity income payments.
Annuity Value The amount we apply to the Annuity Option you have selected. In general, this is equal to the Contract Value minus applicable premium tax.
Benefit Election Date The date you choose to start your SecurePay Withdrawals.
Contract  The Schwab Genesis Advisory Variable Annuity, a flexible premium, deferred, variable and fixed annuity contract.
Contract Anniversary The same month and day as the Issue Date in each subsequent year of the Contract.
Contract Value  Before the Annuity Date, the sum of the Variable Account value and the Guaranteed Account value.
Contract Year Any period of 12 months commencing with the Issue Date or any Contract Anniversary.
DCA Dollar cost averaging.
DCA Accounts A part of the Guaranteed Account, but separate from the Fixed Account. The DCA Accounts are designed to transfer amounts to the Sub-Accounts of the Variable Account systematically over a designated period.
Death Benefit The amount we pay to the beneficiary if an Owner dies before the Annuity Date.
Financial Intermediary A bank, or an investment adviser registered as such with the SEC or state securities regulatory authorities.
Fixed Account A part of the Guaranteed Account, but separate from the DCA Accounts. Amounts allocated or transferred to the Fixed Account earn interest from the date the funds are credited to the account.
Fund Any investment portfolio in which a corresponding Sub-Account invests.
Good Order (“good order”) A request or transaction generally is considered in “Good Order” if we receive it in our Administrative Office within the time limits, if any, prescribed in the Prospectus for a particular transaction or instruction, it includes all information necessary for us to execute the requested instruction or transaction, and is signed by the individual or individuals authorized to provide the instruction or engage in the transaction. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the request or transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation we require to affect the instruction or transaction. This information and documentation generally includes, to the extent applicable: the completed application or instruction form; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Options affected by the requested transaction; the signatures of all Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to affect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.
Guaranteed Account The Fixed Account, the DCA Accounts and any other Investment Option we may offer with interest rate guarantees.

Investment Option Any account to which you may allocate Purchase Payments or transfer Contract Value under this Contract. The Investment Options are the Sub-Accounts of the Variable Account and the Guaranteed Account available in this Contract.
Issue Date The date as of which we credit the initial Purchase Payment to the Contract and the date the Contract takes effect.
Monthly Anniversary Date The same day each month as the Issue Date, or the last day of any month that does not have the same day as the Issue Date.
Owner The person or persons who own the Contract and are entitled to exercise all rights and privileges provided in the Contract.
Protected Lifetime Income Benefits The optional SecurePay Life benefit offered with the Contract.
Purchase Payment The amount(s) paid by the Owner and accepted by the Company as consideration for this Contract.
Qualified Contracts Contracts issued in connection with retirement plans that receive favorable tax treatment under Sections 401, 408, 408A or 457 of the Code.
Rate Sheet Prospectus Supplement A periodic supplement to the Prospectus which sets forth the current fees for the SecurePay Life rider as well as Maximum Withdrawal percentage under the SecurePay Life rider available when you purchase your Contract or, if purchasing the SecurePay Life rider under RightTime, the SecurePay fee and Maximum Withdrawal Percentage(s) applicable on your Rider Issue Date.. See “PROTECTED LIFETIME INCOME BENEFITS (“THE SECUREPAY LIFE RIDER”) — Determining the Amount of Your SecurePay Withdrawals.”
Rider Issue Date The date a Protected Lifetime Income Benefit rider is issued.
RightTime The ability to purchase the Protected Lifetime Income Benefit rider, SecurePay Life rider, after your Contract is issued, so long as you satisfy the rider’s issue requirements and the rider is still available for sale. When purchasing the SecurePay Life rider under RightTime, the applicable SecurePay Fee and Maximum Withdrawal Percentage(s) will be set forth in the Rate Sheet Prospectus Supplement effective on the Rider Issue Date. The Maximum Withdrawal Percentage(s) will not change for the remaining life of the Contract.
Sub-Account A separate division of the Variable Account.
Variable Account The PLICO Variable Annuity Account S, a separate investment account of Protective Life.
Written Notice A notice or request submitted in writing in Good Order that we receive at the Administrative Office via U.S. postal service or nationally recognized overnight delivery service. Please note that we use the term “written notice” in lower case to refer to a notice that we may send to you.

UPDATED INFORMATION ABOUT YOUR CONTRACT
The information in this section of the Updating Summary Prospectus is a summary of certain Contract features that have changed since the Prospectus dated April 29, 2025. This may not reflect all of the changes that have occurred since you entered into your Contract.
•
Invesco Asset Management Limited was removed as the sub-adviser for the Invesco® V.I. Global Real Estate Fund.

•
The ClearBridge Variable Mid Cap Portfolio, LVIP ClearBridge Dividend Strategy Fund, LVIP ClearBridge Large Cap Growth Fund, and Western Asset Core Plus VIT Portfolio were closed to applications signed on or after May 1, 2026.

•
The Fidelity® VIP Target Volatility Portfolio was liquidated.

•
The Columbia Limited Duration Credit Fund changed its name to the Columbia Select Short Corporate Income Fund.

•
The MFS® VIT II International Intrinsic Value Portfolio changed its name to the MFS® VIT II International Intrinsic Equity Portfolio.

•
The LVIP American Century Disciplined Core Value Fund changed its name to the LVIP Avantis Large Cap Value Fund.

•
ClearBridge Variable Dividend Strategy Portfolio was reorganized into LVIP ClearBridge Dividend Strategy Fund and ClearBridge Variable Large Cap Growth Portfolio was reorganized into LVIP ClearBridge Large Cap Growth Fund.

•
Putnam VT George Putnam Balanced Fund, Putnam VT Core Equity Fund, Putnam VT International Value Fund, and Putnam VT Large Cap Value Fund were added as available investment options.

•
Lord Abbett Series Fund - Growth and Income Portfolio was added as an available investment option.

•
The American Funds Insurance Series® - Global Small Capitalization Fund changed its name to the American Funds Insurance Series® – SMALLCAP World Fund®. The American Funds Insurance Series® International Fund changed its name to the American Funds Insurance Series® – EUPAC Fund™.

•
The Templeton Developing Markets VIP Fund changed its name to the Templeton Emerging Markets VIP Fund.

•
For updated Fund performance and fee information please see “APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT”.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT
FEES, EXPENSES, AND ADJUSTMENTS
Are There Charges or Adjustments for Early Withdrawals?	No. The Contract does not include charges for early withdrawal.
Are There Transaction Charges?
Yes. You may be charged $25 per transfer for each transfer after the first 12 transfers in a Contract Year. Currently, we do not assess this charge.
For additional information about transaction charges, see “FEE TABLE - Transaction Expenses” and “CHARGES AND DEDUCTIONS” in the Prospectus.

Are There Ongoing Fees and Expenses (annual charges)?	Yes. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. Fees and expenses in the table do not reflect any Advisory Fees paid from Contract Value or other assets of the Owner and if such charges were reflected, the fees and expenses would be higher.
Annual Fee	Minimum	Maximum
Base contract (1)	0.25%	0.25%
Investment options (Fund fees and expenses) (2)	0.03%	3.48%
Optional benefits available for an additional charge
Return of Purchase Payments Death Benefit Fee (3)	0.20%	0.20%

Annual Fee	Minimum	Maximum
SecurePay Life rider (4)
At Contract Purchase	See Rate Sheet Prospectus Supplement	2.00%
Later under RightTime Option	See Rate Sheet Prospectus Supplement	2.20%

(1)
We calculate the Base Contract fee by dividing the total amount we receive from the annual mortality and expense risk charge and the administration charge for the last fiscal year by the total average net assets attributable to the Contracts for that year.

(2)
As a percentage of Fund assets.

(3)
As an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date.

(4)
As an annualized percentage of the Benefit Base on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date following election of the rider.

Because your Contract is customizable, the options and benefits you choose can affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. These estimates assume that you do not take any withdrawals from the Contract.
Lowest Annual Cost: $286	Highest Annual Cost: $5,034
Assumes:	Assumes:

•
Investment of  $100,000

•
5% annual appreciation

•
Least expensive combination of Base Contract fee and Fund fees and expenses

•
No optional benefits

•
No sales charges

•
No additional Purchase Payments, transfers or withdrawals

•
No Advisory Fees

•
Investment of  $100,000

•
5% annual appreciation

•
Most expensive combination of Base Contract fee, optional benefits and Fund fees and expenses

•
No sales charges

•
No additional Purchase Payments, transfers, or withdrawals

•
No Advisory Fees

For additional information about annual charges, see “FEE TABLE” and “CHARGES AND DEDUCTIONS” in the Prospectus.
RISKS
Is There a Risk of Loss from Poor Performance?
Yes. You can lose money by investing in this Contract, including loss of principal.
For additional information about the risk of loss, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the Prospectus.

RISKS
Is this a Short-Term Investment?
No. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Although you are permitted to take withdrawals or surrender the Contract, federal and state income taxes may apply.
Withdrawals will reduce your Contract Value and death benefit. If you elect to pay Advisory Fees from your Contract Value, this deduction will reduce the death benefits and other guaranteed benefits.
The benefits of tax deferral and living benefit protections also mean the Contract is less beneficial to investors with a short time horizon.
For additional information about the investment profile of the Contract, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT,” “CHARGES AND DEDUCTIONS,” ”FEDERAL TAX MATTERS,” “ADVISORY FEES PAID FROM YOUR CONTRACT VALUE,” and “TAXATION OF ANNUITIES IN GENERAL” in the Prospectus.

What Are the Risks Associated with the Investment Options?
An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Contract.
Each Investment Option (including the Guaranteed Account) has its own unique risks.
You should review the prospectuses for the available Funds and consult with your financial professional before making an investment decision.
For additional information about the risks associated with Investment Options, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the Prospectus.

What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Guaranteed Account), guarantees, or benefits under the Contract are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request at no charge by calling us at 1-800-456-6330 or writing us at the address shown on the cover page.
For additional information about Company risks, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT,” and “THE COMPANY, VARIABLE ACCOUNT AND FUNDS” in the Prospectus.

RESTRICTIONS
Are There Restrictions on the Investment Options?
Yes. Currently, there is no charge when you transfer Contract Value among Investment Options. However, we reserve the right to charge $25 for each transfer after the first 12 transfers in any Contract Year in the future.
We reserve the right to remove or substitute Funds as Investment Options that are available under the Contract. We also reserve the right to restrict the allocation of additional Purchase Payments and/or transfers of Contract Value to a Fund if we determine the Fund no longer meets one or more of our Fund selection criteria and/or if a Fund has not attracted significant contract owner assets.
For additional information about Investment Options, see “CHARGES AND DEDUCTIONS – Transfer Fee” and “THE COMPANY, VARIABLE ACCOUNT AND FUNDS – Selection of Funds – Addition, Deletion or Substitutions of Investments” in the Prospectus.

RESTRICTIONS
Are There any Restrictions on Contract Benefits?
Yes. If you select a Protected Lifetime Income Benefit rider:
•
The Investment Options available to you under the Contract will be limited.

•
You may not make additional Purchase Payments two years or more after the Rider Issue Date or on or after the Benefit Election Date, whichever comes first.

•
Withdrawals from Contract Value that exceed the annual withdrawal amount under the rider may significantly reduce or eliminate the rider benefits.

•
We may stop offering an optional benefit rider at any time.

•
If you elect to pay Advisory Fees from your Contract Value, this deduction will reduce the death benefits and other guaranteed benefits.
If you purchased an optional death benefit, withdrawals may also reduce the benefit by an amount greater than the value withdrawn.
For additional information about the optional benefits, see “PROTECTED LIFETIME INCOME BENEFITS” and “ADVISORY FEES PAID FROM YOUR CONTRACT VALUE” and “DEATH BENEFIT - Selecting A Death Benefit” in the Prospectus.

TAXES
What Are the Contract’s Tax Implications?
You should consult with a qualified tax advisor regarding the federal tax implications of an investment in, payments received under, and other transactions in connection with this Contract.
If you purchase the Contract through a tax-qualified plan or individual retirement arrangement (IRA), you do not get any additional tax deferral. Generally, all earnings on the investments underlying the Contract are tax-deferred until distributed or deemed distributed. A distribution from a non-Qualified Contract, which includes a surrender, withdrawal, payment of a death benefit, or annuity income payments, will generally result in taxable income if there has been an increase in the Contract Value. In the case of a Qualified Contract, a distribution generally will result in taxable income even if there has not been an increase in the Contract Value. In certain circumstances, a 10% additional tax may also apply if the Owner takes a withdrawal before age 59½. All amounts includable in income with respect to the Contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. If you elect to have Advisory Fees paid out of your Contract Value, this deduction may be subject to federal and state income taxes and a 10% federal additional tax if you are younger than age 59 1/2.
For additional information about tax implications, see “FEDERAL TAX MATTERS” and “TAXATION OF ANNUITIES IN GENERAL” in the Prospectus.

CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?
Some investment professionals may receive compensation for promoting and selling this Contract to you in the form of marketing allowances, cash, and other compensation. These investment professionals may have a financial incentive to offer or recommend the Contract over another investment.
For additional information about compensation, see “DISTRIBUTION OF THE CONTRACTS” in the Prospectus.

Should I Exchange My Contract?
Some investment professionals may have a financial incentive to offer you a new contract in place of the contract you already own. You should only exchange your current contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
For additional information about exchanges, see “TAXATION OF ANNUITIES IN GENERAL – Exchanges of Annuity Contracts” in the Prospectus.

APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.protective.com/eprospectus. You can also request this information at no cost by calling 1-800-456-6330 or by sending an email request to prospectus@protective.com. Depending on the optional benefits you choose, you may not be able to invest in certain Funds.
The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Asset Allocation Type	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2025)			SecurePay Life Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
U.S. Equity	AB Variable Products Series Fund, Inc. - Discovery Value Portfolio - Class B - AllianceBernstein L.P.	1.07%	2.64%	8.48%	8.27%	4
U.S. Equity	AB Variable Products Series Fund, Inc. - Large Cap Growth Portfolio - Class B - AllianceBernstein L.P.	0.90%	12.85%	11.76%	15.88%	3
U.S. Equity	AB Variable Products Series Fund, Inc. - Relative Value Portfolio - Class B - AllianceBernstein L.P.(1)	0.85%	10.20%	11.15%	10.30%	3
U.S. Equity	AB Variable Products Series Fund, Inc. - Small Cap Growth Portfolio - Class B - AllianceBernstein L.P.(1)	1.15%	4.45%	-0.69%	10.99%	4
Allocation	American Funds Insurance Series® American Funds® Global Balanced Fund - Class 4 - Capital Research and Management Company(1)	1.01%	16.96%	5.85%	7.43%	2
Allocation	American Funds Insurance Series® Asset Allocation Fund - Class 4 - Capital Research and Management Company	0.79%	15.59%	8.70%	9.50%	2
Allocation	American Funds Insurance Series® Capital Income Builder® - Class 4 - Capital Research and Management Company(1)	0.77%	20.16%	8.82%	7.32%	2
Taxable Bond	American Funds Insurance Series® Capital World Bond Fund® - Class 4 - Capital Research and Management Company	0.98%	9.03%	-2.76%	0.97%	1
International Equity	American Funds Insurance Series® Capital World Growth and Income Fund® - Class 4 - Capital Research and Management Company(1)	0.91%	24.46%	10.01%	10.74%	3
International Equity	American Funds Insurance Series® EUPAC Fund™ - Class 4 - Capital Research and Management Company(1) (formerly, American Funds Insurance Series® International Fund)	0.97%	26.41%	3.14%	6.73%	4
International Equity	American Funds Insurance Series® Global Growth Fund - Class 4 - Capital Research and Management Company(1)	0.90%	21.34%	7.97%	11.89%	3
U.S. Equity	American Funds Insurance Series® Growth Fund - Class 4 - Capital Research and Management Company	0.83%	19.93%	13.09%	17.67%	3
U.S. Equity	American Funds Insurance Series® Growth-Income Fund - Class 4 - Capital Research and Management Company	0.78%	17.77%	13.62%	13.63%	3
International Equity	American Funds Insurance Series® New World Fund® - Class 4 - Capital Research and Management Company(1)	1.07%	27.92%	5.06%	8.98%	4
International Equity	American Funds Insurance Series® SMALLCAP World Fund® - Class 4 - Capital Research and Management Company(1) (formerly, American Funds Insurance Series® Global Small Capitalization Fund)	1.15%	14.33%	0.23%	6.96%	4

Asset Allocation Type	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2025)			SecurePay Life Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
Taxable Bond	American Funds Insurance Series® The Bond Fund of America® - Class 4 - Capital Research and Management Company(1)	0.72%	6.98%	-0.38%	2.11%	1
Taxable Bond	American Funds Insurance Series® U.S. Government Securities Fund® - Class 4 - Capital Research and Management Company(1)	0.75%	7.54%	-0.49%	1.45%	1
U.S. Equity	American Funds Insurance Series® Washington Mutual Investors Fund℠ - Class 4 - Capital Research and Management Company(1)	0.75%	16.90%	13.60%	12.08%	3
Allocation	BlackRock 60/40 Target Allocation ETF V.I. Fund - Class III(1)	0.58%	15.37%	7.05%	8.45%	2
Allocation	BlackRock Global Allocation V.I. Fund - Class III (1)	1.01%	19.42%	5.51%	7.33%	2
International Equity	BlackRock International V.I. Fund - Class I(1)	0.86%	15.53%	2.49%	6.43%	4
U.S. Equity	ClearBridge Variable Mid Cap Portfolio - Class II - Franklin Templeton Fund Adviser, LLC(6)	1.07%	4.08%	4.23%	7.24%	4
U.S. Equity	ClearBridge Variable Small Cap Growth Portfolio - Class II - Franklin Templeton Fund Adviser, LLC	1.06%	8.97%	-0.42%	9.11%	4
Allocation	Columbia Variable Portfolio - Balanced Fund - Class 2	1.00%	13.75%	8.45%	9.48%	2
Taxable Bond	Columbia Variable Portfolio - Emerging Markets Bond Fund - Class 2(1)	1.00%	12.65%	1.47%	4.03%	4
Taxable Bond	Columbia Variable Portfolio - Intermediate Bond Fund - Class 2	0.77%	8.84%	-0.68%	2.52%	1
U.S. Equity	Columbia Variable Portfolio - Select Mid Cap Value Fund - Class 2(1)	1.07%	13.87%	10.90%	10.17%	4
Taxable Bond	Columbia Variable Portfolio - Select Short Corporate Income Fund - Class 2(1) (formerly, Columbia Variable Portfolio - Limited Duration Credit Fund)	0.66%	6.00%	1.90%	2.94%	1
Taxable Bond	Columbia Variable Portfolio - Strategic Income Fund - Class 2(1)	0.94%	6.88%	1.87%	3.99%	2
Taxable Bond	Empower Bond Index Fund - Investor Class - Franklin Advisers, Inc. and Franklin Advisory Services, LLC(4)	0.49%	6.62%	-1.00%	1.43%	1
Allocation	Fidelity® VIP Asset Manager 50% Portfolio - Service Class 2 - FMR Investment Management (UK) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited(1)	0.76%	14.72%	5.41%	6.87%	2
Allocation	Fidelity® VIP Asset Manager 70% Portfolio - Service Class 2 - FMR Investment Management (UK) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited(1)	0.86%	17.96%	7.37%	8.59%	3
Allocation	Fidelity® VIP Balanced Portfolio - Service Class 2 - FMR Investment Management (UK) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited	0.66%	14.96%	9.24%	10.84%	2
Taxable Bond	Fidelity® VIP Bond Index Portfolio - Service Class 2 - FMR Investment Management (UK) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited	0.39%	6.76%	-0.81%	—	1
U.S. Equity	Fidelity® VIP Contrafund® Portfolio - Service Class 2 - FMR Investment Management (UK) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited	0.79%	21.24%	15.08%	15.49%	3

Asset Allocation Type	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2025)			SecurePay Life Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
Sector Equity	Fidelity® VIP Energy Portfolio - Service Class 2 - FMR Investment Management (UK) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited	0.85%	10.34%	23.86%	7.69%	4
U.S. Equity	Fidelity® VIP Extended Market Index Portfolio - Service Class 2 - Geode Capital Management, LLC	0.37%	12.03%	7.75%	—	4
Allocation	Fidelity® VIP FundsManager 20% Portfolio - Service Class 2(1)	0.62%	9.03%	3.00%	4.08%	1
Allocation	Fidelity® VIP FundsManager 60% Portfolio - Service Class 2(1)	0.78%	15.51%	6.52%	8.03%	3
Allocation	Fidelity® VIP FundsManager 85% Portfolio - Service Class 2(1)	0.83%	19.26%	8.93%	10.34%	3
U.S. Equity	Fidelity® VIP Growth Opportunities Portfolio - Service Class 2 - FMR Investment Management (UK) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited	0.81%	21.73%	11.04%	19.64%	4
U.S. Equity	Fidelity® VIP Growth Portfolio - Service Class 2 - FMR Investment Management (UK) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited	0.80%	14.63%	13.42%	17.16%	3
Sector Equity	Fidelity® VIP Health Care Portfolio - Service Class 2 - FMR Investment Management (UK) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited	0.84%	14.10%	3.92%	—	3
International Equity	Fidelity® VIP International Capital Appreciation Portfolio - Service Class 2 - FMR Investment Management (UK) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited	1.02%	18.36%	5.99%	9.53%	4
International Equity	Fidelity® VIP International Index Portfolio - Service Class 2 - Geode Capital Management, LLC	0.41%	32.82%	7.76%	—	3
Taxable Bond	Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2 - FMR Investment Management (UK) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited	0.62%	6.93%	-0.21%	2.45%	1
U.S. Equity	Fidelity® VIP Mid Cap Portfolio - Service Class 2 - FMR Investment Management (UK) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited	0.80%	11.49%	9.83%	10.31%	3
Sector Equity	Fidelity® VIP Technology Portfolio - Initial Class - FMR Investment Management (UK) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited	0.56%	23.36%	16.83%	23.76%	4
U.S. Equity	Fidelity® VIP Total Market Index Portfolio - Service Class 2 - Geode Capital Management, LLC	0.36%	16.86%	12.86%	—	3
Sector Equity	Fidelity® VIP Utilities Portfolio - Initial Class - FMR Investment Management (UK) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited	0.60%	14.11%	12.52%	12.51%	3
U.S. Equity	Fidelity® VIP Value Strategies Portfolio - Service Class 2 - FMR Investment Management (UK) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (Hong Kong) Limited	0.84%	7.70%	11.87%	10.54%	4

Asset Allocation Type	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2025)			SecurePay Life Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
Allocation	First Trust Multi Income Allocation Portfolio - Class I - Energy Income Partners, LLC; Stonebridge Advisors LLC(1)	1.17%	7.71%	6.11%	5.91%	2
Allocation	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	1.18%	5.30%	3.98%	6.68%	2
U.S. Equity	Franklin DynaTech VIP Fund - Class 2	0.88%	18.13%	9.09%	14.08%	4
Allocation	Franklin Income VIP Fund - Class 2	0.72%	12.56%	7.66%	7.30%	2
International Equity	Franklin Mutual Global Discovery VIP Fund - Class 2(3)	1.16%	23.34%	12.00%	8.52%	3
Allocation	Franklin Mutual Shares VIP Fund - Class 2(3)	0.94%	11.52%	9.20%	7.53%	3
U.S. Equity	Franklin Rising Dividends VIP Fund - Class 2	0.89%	11.80%	9.50%	12.10%	3
U.S. Equity	Franklin Small Cap Value VIP Fund - Class 2(1)	0.91%	7.65%	8.86%	9.81%	4
U.S. Equity	Franklin Small-Mid Cap Growth VIP Fund - Class 2	1.09%	2.52%	1.03%	9.89%	4
Taxable Bond	Franklin Strategic Income VIP Fund - Class 2(1)(4)	1.07%	7.24%	1.92%	3.10%	2
Taxable Bond	Goldman Sachs VIT Core Fixed Income Fund - Service Class(1)	0.67%	7.32%	-0.81%	1.86%	1
U.S. Equity	Goldman Sachs VIT Mid Cap Growth Fund - Service Class(1)	0.98%	7.36%	4.67%	11.58%	4
U.S. Equity	Goldman Sachs VIT Mid Cap Value Fund - Service Class(1)(3)	1.06%	9.13%	9.77%	9.75%	4
U.S. Equity	Goldman Sachs VIT Small Cap Equity Insights Fund - Service Class(1)	1.07%	15.82%	10.19%	10.57%	4
U.S. Equity	Goldman Sachs VIT Strategic Growth Fund - Service Class(1)	0.95%	17.58%	12.47%	16.13%	3
Allocation	Goldman Sachs VIT Trend Driven Allocation Fund - Service Class(1)	0.96%	9.89%	5.91%	5.77%	2
Allocation	Invesco® V.I. Balanced-Risk Allocation Fund - Series II(1)	1.13%	8.69%	2.27%	4.91%	2
U.S. Equity	Invesco® V.I. Comstock Fund - Series II	1.00%	17.14%	15.14%	11.67%	3
Allocation	Invesco® V.I. Equity and Income Fund - Series II	0.82%	12.52%	8.68%	8.64%	2
International Equity	Invesco® V.I. EQV International Equity Fund - Series II(4)	1.15%	16.23%	3.42%	5.95%	3
International Equity	Invesco® V.I. Global Fund - Series II	1.06%	15.02%	7.01%	10.72%	4
Sector Equity	Invesco® V.I. Global Real Estate Fund - Series II	1.27%	7.61%	1.49%	2.18%	4
Taxable Bond	Invesco® V.I. Government Securities Fund - Series II	0.95%	6.95%	-0.22%	1.34%	1
U.S. Equity	Invesco® V.I. Growth and Income Fund - Series II	1.00%	15.30%	12.56%	10.46%	3
U.S. Equity	Invesco® V.I. Main Street Fund® - Series II(1)(4)	1.05%	15.64%	12.19%	12.25%	3
U.S. Equity	Invesco® V.I. Main Street Small Cap Fund® - Series II	1.09%	8.44%	8.07%	10.31%	4
Buffer	Invesco® V.I. S&P 500 Buffer December Fund - Series II(1)	0.96%	12.37%	—	—	3
Buffer	Invesco® V.I. S&P 500 Buffer June Fund - Series II(1)	0.96%	13.35%	—	—	3
Buffer	Invesco® V.I. S&P 500 Buffer March Fund - Series II (1)	0.96%	7.25%	—	—	3
Buffer	Invesco® V.I. S&P 500 Buffer September Fund - Series II(1)	0.96%	12.63%	—	—	3
Money Market	Invesco® V.I. U.S. Government Money Portfolio - Series I	0.67%	3.64%	2.80%	1.76%	1
Allocation	Janus Henderson Balanced Portfolio - Service Shares	0.87%	14.82%	8.21%	9.86%	2
U.S. Equity	Janus Henderson Forty Portfolio - Service Shares	0.87%	17.86%	11.37%	15.96%	3
International Equity	Janus Henderson Global Sustainable Equity Portfolio - Service Shares(1)	0.99%	17.26%	—	—	4
Sector Equity	Janus Henderson Global Technology and Innovation Portfolio - Service Shares	0.97%	24.84%	13.44%	21.18%	4

Asset Allocation Type	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2025)			SecurePay Life Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
International Equity	Janus Henderson Overseas Portfolio - Service Shares	0.96%	28.58%	9.17%	8.97%	4
Taxable Bond	Lord Abbett Series Fund - Bond Debenture Portfolio - Class VC	0.98%	8.33%	2.10%	4.72%	2
U.S. Equity	Lord Abbett Series Fund - Dividend Growth Portfolio - Class VC (1)	0.99%	15.98%	12.34%	13.06%	3
U.S. Equity	Lord Abbett Series Fund - Fundamental Equity Portfolio - Class VC(1)	1.08%	14.29%	11.36%	9.75%	4
U.S. Equity	Lord Abbett Series Fund - Growth and Income Portfolio - Class VC	0.93%	17.29%	13.34%	11.12%	3
U.S. Equity	Lord Abbett Series Fund - Growth Opportunities Portfolio - Class VC	1.15%	12.94%	3.23%	10.41%	4
Taxable Bond	Lord Abbett Series Fund - Short Duration Income Portfolio - Class VC(1)	0.72%	5.90%	2.25%	2.62%	1
Allocation	LVIP American Century Balanced Fund - Standard Class II - Lincoln Financial Investments Corporation(1)(5)	0.77%	9.62%	6.49%	8.03%	2
International Equity	LVIP American Century International Fund - Standard Class II - Lincoln Financial Investments Corporation(1)(5)	0.95%	15.98%	1.85%	6.42%	4
U.S. Equity	LVIP American Century Ultra® Fund - Standard Class II - Lincoln Financial Investments Corporation(1)(5)	0.75%	12.84%	11.68%	17.16%	4
U.S. Equity	LVIP Avantis Large Cap Value Fund - Standard Class II - Lincoln Financial Investments Corporation - American Century Investment Management, Inc.(1)(5) (formerly, LVIP American Century Disciplined Core Value Fund	0.71%	14.86%	8.78%	10.39%	4
U.S. Equity	LVIP ClearBridge Variable Dividend Strategy Fund - Service Class - Franklin Templeton Fund Adviser, LLC(1)(6) (formerly, ClearBridge Variable Dividend Strategy Portfolio)	1.00%	12.46%	11.69%	12.29%	3
U.S. Equity	LVIP ClearBridge Variable Large Cap Growth Fund - Service Class - Franklin Templeton Fund Adviser, LLC(1)(6) (formerly, ClearBridge Variable Large Cap Growth Portfolio)	0.99%	8.35%	10.29%	—	3
U.S. Equity	MFS® VIT Growth Series - Service Class - Massachusetts Financial Services Company(1)	0.98%	11.90%	10.82%	15.31%	3
U.S. Equity	MFS® VIT II Core Equity Portfolio - Service Class - Massachusetts Financial Services Company(1)	1.03%	12.22%	11.26%	13.53%	3
International Equity	MFS® VIT II International Growth Portfolio - Service Class - Massachusetts Financial Services Company(1)	1.13%	20.81%	6.80%	9.60%	3
International Equity	MFS® VIT II International Intrinsic Equity Portfolio - Service Class - Massachusetts Financial Services Company(1) (formerly, MFS® VIT II International Intrinsic Value Portfolio)	1.14%	32.96%	7.02%	9.68%	3
U.S. Equity	MFS® VIT II Massachusetts Investors Growth Stock Portfolio - Service Class - Massachusetts Financial Services Company(1)	0.97%	9.61%	9.74%	13.98%	3
Foreign Large Blend	MFS® VIT II Research International Portfolio - Service Class - Massachusetts Financial Services Company(1)	1.15%	21.75%	5.25%	7.27%	4
U.S. Equity	MFS® VIT III Blended Research® Small Cap Equity Portfolio - Service Class - Massachusetts Financial Services Company(1)	0.83%	5.49%	6.62%	8.82%	4
Global Real Estate	MFS® VIT III Global Real Estate Portfolio - Service Class - Massachusetts Financial Services Company(1)	1.15%	3.30%	1.08%	4.76%	4

Asset Allocation Type	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2025)			SecurePay Life Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
Mid-Cap Value	MFS® VIT III Mid Cap Value Portfolio - Service Class - Massachusetts Financial Services Company(1)	1.04%	5.75%	9.90%	9.69%	4
Mid-Cap Growth	MFS® VIT Mid Cap Growth Series - Service Class - Massachusetts Financial Services Company(1)	1.06%	3.40%	3.03%	11.32%	4
U.S. Equity	MFS® VIT New Discovery Series - Service Class - Massachusetts Financial Services Company(1)	1.12%	12.56%	-0.54%	10.46%	4
Allocation	MFS® VIT Total Return Series - Service Class - Massachusetts Financial Services Company(1)	0.86%	10.91%	6.16%	7.36%	3
U.S. Equity	Morgan Stanley VIF Discovery Portfolio - Class II(1)	1.05%	12.44%	-5.46%	14.04%	4
International Equity	Morgan Stanley VIF Global Strategist Portfolio - Class II(1)	1.00%	17.36%	5.21%	6.75%	2
U.S. Equity	Morgan Stanley VIF Growth Portfolio - Class II(1)	0.82%	35.38%	3.15%	17.46%	4
Allocation	PIMCO VIT All Asset Portfolio - Advisor Class - Pacific Investment Management Company LLC - Research Affiliates LLC(1)	2.225%	14.19%	5.49%	6.67%	2
Commodities	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class - Pacific Investment Management Company LLC(1)	3.29%	18.85%	10.47%	6.43%	4
Taxable Bond	PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class - Pacific Investment Management Company LLC	1.27%	14.86%	2.34%	4.96%	2
Allocation	PIMCO VIT Global Diversified Allocation Portfolio - Advisor Class - Pacific Investment Management Company LLC(1)	1.22%	15.07%	5.23%	6.44%	2
Taxable Bond	PIMCO VIT High Yield Portfolio - Advisor Class - Pacific Investment Management Company LLC	0.91%	8.85%	3.87%	5.47%	2
Taxable Bond	PIMCO VIT Income Portfolio - Advisor Class - Pacific Investment Management Company LLC	1.02%	10.08%	3.31%	—	2
Taxable Bond	PIMCO VIT Long-Term U.S. Government Portfolio - Advisor Class - Pacific Investment Management Company LLC	2.575%	6.04%	-6.91%	-0.09%	2
Taxable Bond	PIMCO VIT Low Duration Portfolio - Advisor Class - Pacific Investment Management Company LLC	0.76%	5.42%	1.47%	1.69%	1
Taxable Bond	PIMCO VIT Real Return Portfolio - Advisor Class - Pacific Investment Management Company LLC	1.49%	7.74%	1.11%	3.11%	2
Taxable Bond	PIMCO VIT Short-Term Portfolio - Advisor Class - Pacific Investment Management Company LLC	0.75%	4.57%	3.14%	2.65%	1
Taxable Bond	PIMCO VIT Total Return Portfolio - Advisor Class - Pacific Investment Management Company LLC	0.83%	8.78%	-0.08%	2.26%	1
Allocation	Protective Life Dynamic Allocation Series - Conservative Portfolio - Janus Henderson Investors US LLC(1)	0.90%	11.17%	3.76%	—	1
Allocation	Protective Life Dynamic Allocation Series - Growth Portfolio - Janus Henderson Investors US LLC(1)	0.90%	16.01%	8.77%	—	3
Allocation	Protective Life Dynamic Allocation Series - Moderate Portfolio - Janus Henderson Investors US LLC (1)	0.90%	12.70%	5.28%	—	2
U.S. Equity	Putnam VT Core Equity Fund Class IB - Franklin Advisers, Inc.; Franklin Templeton Investment Management Limited	0.92%	16.81%	15.96%	15.20%	3
Allocation	Putnam VT George Putnam Balanced Fund Class IB - Franklin Advisers, Inc.; Franklin Templeton Investment Management Limited	0.88%	13.95%	8.85%	10.17%	2
International Equity	Putnam VT International Value Fund Class IB - Franklin Advisers, Inc.; Franklin Templeton Investment Management Limited; The Putnam Advisory Company, LLC	1.06%	34.68%	12.49%	8.86%	4

Asset Allocation Type	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2025)			SecurePay Life Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
U.S. Equity	Putnam VT Large Cap Value Fund Class IB - Franklin Advisers, Inc.; Franklin Templeton Investment Management Limited	0.79%	20.35%	15.38%	13.30%	3
U.S. Equity	Royce Capital Small-Cap Portfolio - Service Class(3)	1.44%	8.73%	10.40%	7.63%	4
Money Market	Schwab® Government Money Market Portfolio™	0.27%	4.11%	3.09%	1.96%	1
U.S. Equity	Schwab® S&P 500 Index Portfolio	0.03%	17.83%	14.38%	14.75%	3
Allocation	Schwab® VIT Balanced Portfolio	0.57%	12.85%	4.69%	5.51%	2
Allocation	Schwab® VIT Balanced with Growth Portfolio	0.54%	15.60%	6.45%	7.20%	2
Allocation	Schwab® VIT Growth Portfolio	0.55%	18.24%	8.07%	8.65%	3
U.S. Equity	T. Rowe Price® All-Cap Opportunities Portfolio(1)	0.80%	16.30%	12.22%	16.93%	3
U.S. Equity	T. Rowe Price® Blue Chip Growth Portfolio - II Class	1.00%	18.43%	11.41%	15.25%	3
Sector Equity	T. Rowe Price® Health Sciences Portfolio - II Class	1.11%	17.80%	3.86%	8.70%	4
Allocation	T. Rowe Price® Moderate Allocation Portfolio(1)	0.85%	14.50%	5.50%	7.84%	2
International Equity	Templeton Emerging Markets VIP Fund - Class 2(formerly, Templeton Developing Markets VIP Fund)	1.37%	46.27%	5.46%	10.40%	4
International Equity	Templeton Foreign VIP Fund - Class 2(1)(3)	1.08%	29.19%	8.25%	5.75%	4
Taxable Bond	Templeton Global Bond VIP Fund - Class 2 - Franklin Advisers, Inc.(1)	0.75%	15.73%	-0.96%	-0.15%	2
Taxable Bond	Western Asset Core Plus VIT Portfolio - Class II - Franklin Templeton Fund Adviser, LLC(1)(6)	0.79%	7.69%	-1.67%	1.85%	1

(1)
These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.

(2)
If you have purchased the SecurePay Life rider, you must allocate your Purchase Payments and Contract Value in accordance with the Allocation Guidelines and Restrictions that we have established. The following table specifies the minimum and maximum percentages of your Contract Value that must be allocated to each of the four Investment Categories during the accumulation phase in order for you to remain eligible for benefits under the SecurePay Life rider (unless you are fully invested in a Benefit Allocation Model or a permissible single investment option). You can select the percentage of Contract Value to allocate to individual Funds within each group, but the total investment for all Funds in a group must comply with the specified minimum and maximum percentages for that group. See “ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS” in the Prospectus.

Investment Category	Minimum Allocation	Maximum Allocation
1	40%	100%
2	0%	60%
3	0%	25%
4	Not Permitted	Not Permitted

(3)
Not available to Contracts issued on or after May 1, 2021.

(4)
Not available to Contracts issued on or after May 1, 2022.

(5)
Not available to applications signed on or after April 26, 2024.

(6)
Not available to applications signed on or after May 1, 2026.

The following is information for the fixed options currently available under the Contract. We may change the features of the fixed options listed below, offer new fixed options, and terminate existing fixed options. We will provide you with written notice before doing so. Depending on the optional benefits you choose, you may not be able to invest in certain fixed options, as noted below.

Name	Term	Minimum Guaranteed Interest Rate
Fixed Account*	1 Year	1%
DCA Account 1	3 to 6 Months	1%
DCA Account 2	7 to 12 Months	1%
*If you select the SecurePay Life rider, you may not allocate any portion of your Purchase Payments or Contract Value to the Fixed Account.

This Updating Summary Prospectus incorporates by reference the Schwab Genesis Advisory Variable Annuity Contract’s Prospectus and Statement of Additional Information (SAI), both dated April 29, 2026, as amended or supplemented. The SAI may be obtained, free of charge, in the same manner as the Prospectus.
EDGAR Contract Identifier: C000222250